Note 4 - Certain Balance Sheet Components -10-Q (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	May 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation		$ 25,000	$ 19,000	$ 76,000	$ 27,000
Cost, Depreciation		5,000	5,000	138,000	28,000
Amortization of Intangible Assets		22,000	22,000	87,000
Cost, Amortization		16,000	$ 16,000
Loss on Contract Termination		5,000				$ 505,085
Loss on Contract Termination, Monthly Payment						$ 21,045
Contract Termination Payable, Term (Year)						24 years
Contract Termination, Returned Inventory Refund	$ 415,000	320,000
Contract Termination, Monthly Interest						1.00%
Contract Termination, Penalty Paid		500,000		500,000
Interest Payable				0	$ 725,000
Contract Termination [Member]
Interest Payable		$ 98,000		$ 90,000
Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		7 years 6 months		7 years 9 months
Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		6 months		9 months
Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years		10 years